Description of Business (Details Narrative) $ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	May 31, 2025	Jun. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 30, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2021	Dec. 31, 2018	Nov. 15, 2018
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased							23
Number of vessels owned				70
Weighted average capacity					18 years
Seven Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased							7
Capacity in TEUs							6,000
Twelve Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased							12
Four Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased							4
Capacity in TEUs							5,470
Four New Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased			4
Capacity in TEUs			8,544
Aggregate purchase price			$ 123,300
Delivery Date			which were delivered on various dates in May and June 2023
Four High Reefer ECO Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased						4
Capacity in TEUs						9,019
Aggregate purchase price						$ 273,891
Three Out Of Four High Reefer ECO Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Delivery Date						which three were delivered on various dates in December 2024
Fourth ECO 9,019 TEU vessel [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Capacity in TEUs	9,019
Delivery Date	was delivered in January 2025
Tasman, Keta and Akiteta [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of Vessels Sold	3
Dimitris Y [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Delivery Date		was delivered to the buyers on October 13, 2025
Three E C O Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased				3
Capacity in TEUs				8,586
Aggregate purchase price				$ 90,000
Two Out Of Three E C O Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Delivery Date				which two were delivered on various dates in December 2025
Third E C O Vessels [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Delivery Date				the third one on January 9, 2026
Poseidon Transaction [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of vessels purchased									20
Poseidon Transaction [Member] | Argos [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Number of Vessels Sold								1